Related Party Transactions - Founder Shares (Details)							3 Months Ended		6 Months Ended		12 Months Ended
	May 25, 2023 shares	Dec. 14, 2021 $ / shares shares	Dec. 13, 2021 shares	Nov. 25, 2021 USD ($) shares	Nov. 24, 2021 USD ($) shares	May 27, 2021 USD ($) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Sep. 30, 2024 shares
Related Party Transactions
Issuance of Class B common stock to Sponsor | $							$ 23,706,966	$ 8,249,971	$ 38,503,670	$ 8,249,971	$ 42,044,391	$ 7,500,001
Common stock, shares outstanding							28,500,548		28,500,548		26,987,787	24,991,329
Common stock, shares issued							28,500,548		28,500,548		26,987,787	24,991,329
Southport Acquisition Corp | Class B common stock
Related Party Transactions
Issuance of Class B common stock to Sponsor (in shares)						7,187,500
Issuance of Class B common stock to Sponsor | $						$ 25,000
Shares forfeited				1,437,500
Consideration for shares forfeited | $				$ 0
Common stock, shares outstanding	1,550,000			5,750,000			1,550,000		1,550,000		1,550,000	1,550,000
Common stock, shares issued	1,550,000						1,550,000		1,550,000		1,550,000	1,550,000
Southport Acquisition Corp | Class B common stock | Founder shares | Sponsor
Related Party Transactions
Issuance of Class B common stock to Sponsor (in shares)						7,187,500
Issuance of Class B common stock to Sponsor | $						$ 25,000
Shares forfeited				1,437,500	1,437,500
Consideration for shares forfeited | $				$ 0	$ 0
Common stock, shares outstanding	1,550,000			5,750,000	5,750,000
Maximum shares subject to forfeiture		0		750,000	750,000
Conversion of Class B common stock	4,200,000
Stock conversion ratio	1
Common stock, shares issued	1,550,000
Southport Acquisition Corp | Class A common stock
Related Party Transactions
Common stock, shares outstanding	27,200,000						4,237,987		4,237,987		4,237,987	8,350,065	5,363,113
Common stock, shares issued	27,200,000						4,237,987		4,237,987		4,237,987	8,350,065	5,363,113
Southport Acquisition Corp | Class A common stock | Founder shares | Sponsor
Related Party Transactions
Common stock, shares issued						1,550,000
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares		$ 12
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination		20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination		30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences		150 days
Southport Acquisition Corp | Over-allotment | Class B common stock | Founder shares
Related Party Transactions
Issuance of Class B common stock to Sponsor (in shares)			3,000,000